American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2020 to June 30, 2021

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
8/3/2020 Neptune Wellness Solutions Inc.		NEPT	64079	L	8/12/2020	1 DIRECTOR	Issuer		Yes		For All	For	8/4/2020
						John M. Moretz	Issuer		Yes
						Michael Cammarata	Issuer		Yes
						Richard P. Schottenfeld	Issuer		Yes
						Dr. Ronald Denis	Issuer		Yes
						Joseph Buaron	Issuer		Yes
						Michael de Geus	Issuer		Yes
						Jane Pemberton	Issuer		Yes
						Frank Rochon	Issuer		Yes
						2 The appointment of Ernst & Young LLP as auditor of the Corporation for the	Issuer		Yes		For	For
ensuing year and authorizing the Directors to fix its remuneration.

8/25/2020 Charlottes Web Holdings Inc.		CWBHF	16106	R	9/3/2020	1 TO SET THE NUMBER OF DIRECTORS TO BE ELECTED AT THE	Issuer		Yes		For	For	8/26/2020
MEETING AT EIGHT
						2.1 ELECTION OF DIRECTOR: JOEL STANLEY	Issuer		Yes		For	For
						2.2 ELECTION OF DIRECTOR: ADRIENNE ELSNER	Issuer		Yes		For	For
						2.3 ELECTION OF DIRECTOR: JARED STANLEY	Issuer		Yes		For	For
						2.4 ELECTION OF DIRECTOR: JOHN HELD	Issuer		Yes		For	For
						2.5 ELECTION OF DIRECTOR: SHANE HOYNE	Issuer		Yes		For	For
						2.6 ELECTION OF DIRECTOR: JACQUES TORTOROLI	Issuer		Yes		For	For
						2.7 ELECTION OF DIRECTOR: JEAN BIRCH	Issuer		Yes		For	For
						2.8 ELECTION OF DIRECTOR: SUSAN VOGT	Issuer		Yes		For	For
						3 TO APPOINT ERNST & YOUNG LLP AS AUDITORS FOR THE ENSUING	Issuer		Yes		For	For
YEAR AND TO AUTHORIZE THE DIRECTORS TO FIX THE
REMUNERATION TO BE PAID TO THE AUDITORS

9/22/2020 TELADOC HEALTH, INC.		TDOC	87918	A105	10/29/2020	1 Approval of Share Issuance. To approve the issuance of shares of Teladoc Health,	Issuer		Yes		For	For	9/25/2020
Inc. ("Teladoc") common stock to the shareholders of Livongo Health, Inc.
("Livongo") pursuant to the Agreement and Plan of Merger, dated as of August 5,
2020, by and among Teladoc, Livongo, and Tempranillo Merger Sub, Inc., a wholly-
owned subsidiary of Teladoc (the "Teladoc share issuance proposal").

						2 Adoption of Charter Amendment. To adopt an amendment to the certificate of	Issuer		Yes		For	For
incorporation of Teladoc (the "Teladoc charter amendment proposal")
						3	Issuer		Yes		For	For
Adjournment of Teladoc Shareholder Meeting. To approve the adjournment of the
Teladoc shareholder meeting to solicit additional proxies if there are not sufficient votes at the time of the Teladoc shareholder meeting to approve the Teladoc share issuance proposal and the Teladoc charter amendment proposal or to ensure that any supplement or amendment to the accompanying joint proxy statement/prospectus is timely provided to Teladoc shareholders.

10/9/2020 AURORA CANNABIS INC.		ACB	05156	X884	11/12/2020	1 To set the number of Directors at eight (8).	Issuer		Yes		For	For	10/9/2020
						2 DIRECTOR	Issuer		Yes		For All	For
Miguel Martin
Michael Singer
Ron Funk
Norma Beauchamp
Margaret Shan Atkins
Adam Szweras
Michael Detlefsen
Lance Friedmann
						3 Appointment of KPMG LLP as Auditors of the Company for the ensuing year and	Issuer		Yes		For	For
authorizing the Directors to fix their remuneration.
						4 To consider, and if thought advisable, to pass an ordinary resolution for the	Issuer		Yes		For	For
continuation of the Company's 10% "rolling" share option plan and to authorize the grant of all currently available option entitlements issuable thereunder until
November 12, 2023, as more particularly described in the accompanying
Management Information Circular.
						5 To consider, and if thought advisable, to pass an ordinary resolution to approve the	Issuer		Yes		For	For
Company's new Performance Share Unit Plan, as more particularly described in the accompanying Management Information Circular.

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2020 to June 30, 2021

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
						6 To consider, and if thought advisable, to pass an ordinary resolution that approves	Issuer		Yes		For	For
an amendment to the Company's Fixed Restricted Share Unit Plan, as more particularly described in the accompanying Management Information Circular.

						7 To consider, and if thought advisable, to pass an ordinary resolution that approves	Issuer		Yes		For	For
an amendment to the Company's Fixed Deferred Share Unit Plan, as more particularly described in the accompanying Management Information Circular.

						8 To consider and, if deemed appropriate, to pass with or without variation, a non-	Issuer		Yes		For	For
binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Management Information
Circular.

	10/22/2020 Microsoft	MSFT	594918		12/2/2020	1a Election of Director: Reid G. Hoffman	Issuer		Yes		For	For	10/23/2020
						1b Election of Director: Hugh F. Johnston	Issuer		Yes		For	For
						1c Election of Director: Teri L. List-Stoll	Issuer		Yes		For	For
						1d Election of Director: Satya Nadella	Issuer		Yes		For	For
						1e Election of Director: Sandra E. Peterson	Issuer		Yes		For	For
						1f Election of Director: Penny S. Pritzker	Issuer		Yes		For	For
						1g Election of Director: Charles W. Scharf	Issuer		Yes		For	For
						1h Election of Director: Arne M. Sorenson	Issuer		Yes		For	For
						1i Election of Director: John W. Stanton	Issuer		Yes		For	For
						1j Election of Director: John W. Thompson	Issuer		Yes		For	For
						1k Election of Director: Emma N. Walmsley	Issuer		Yes		For	For
						1l Election of Director: Padmasree Warrior	Issuer		Yes		For	For
						2 Advisory vote to approve named executive officer compensation	Issuer		Yes		For	For
						3 Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year	Issuer		Yes		For	For
2021.
						4	Issuer		Yes		Against	For
Shareholder Proposal - Report on Employee Representation on Board of Directors.

	11/12/2020 Hexo Corp	HEXO	428304109		12/11/2020	1 DIRECTOR	Issuer		Yes		For All	For	11/13/2020
Vincent Chiara
Jason Ewart
Emilio Imbriglio
Adam Miron
Dr. Michael Munzar
Sébastien St-Louis
						2 Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for	Issuer		Yes		For	For
the ensuing year and authorizing the Directors to fix their remuneration.

						3 To pass, with or without modification, a special resolution to consolidate the	Issuer		Yes		For	For
common shares of the corporation on the basis of eight (8) old common shares for one (1) new common share, as more particularly described in the accompanying
Management Information Circular.

	11/13/2020 Akerna Corp	KERN	00973	W102	11/30/2020	1 Ratification of appointment of Marcum LLP.	Issuer		Yes		For	For	11/20/2020
						2 Approval of Nasdaq 20% Cap Removal Proposal.	Issuer		Yes		For	For
						3 Approval of the Incentive Plan Amendment Proposal.	Issuer		Yes		For	For

	12/19/2020 THE SCOTTS MIRACLE-GRO	SMG	810186106		1/25/2021	1 DIRECTOR	Issuer		Yes		For All	For	12/24/2020
COMPANY
Thomas N. Kelly Jr.
Peter E. Shumlin
John R. Vines
						2 Approval, on an advisory basis, of the compensation of the Company's named	Issuer		Yes		For	For
executive officers.
						3 Ratification of the selection of Deloitte & Touche LLP as the Company's	Issuer		Yes		For	For
independent registered public accounting firm for the fiscal year ending September
30, 2021.

	1/1/2021 EMERALD BIOSCIENCE	EMBI	29102	Y101	1/27/2021	1 DIRECTOR	Issuer		Yes		For All	For	1/8/2021
Punit Dhillon
James L. Heppell

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2020 to June 30, 2021

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
Margaret Dalesandro
						2	Issuer		Yes		For	For
To ratify the appointment of Mayer Hoffman McCann P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2020.
						3 To authorize and approve an amendment to the Company's Articles of Incorporation Issuer			Yes		For	For
to increase the number of authorized shares of Common Stock from 500,000,000 to
5,000,000,000 shares and the number of authorized shares of Preferred Stock from
20,000,000 to 50,000,000 shares.
						4 To authorize and approve the adoption of the Company's Amended and Restated	Issuer		Yes		For	For
Articles of Incorporation, including the Authorized Common Stock Amendment, in the form attached hereto as Annex A, and the Company's amended and restated
Bylaws, in the form attached hereto as Annex B.

	2/6/2021 ORGANIGRAM HOLDINGS	OGI	68620	P101	2/23/2021	1 DIRECTOR	Issuer		Yes		For All	For All	2/12/2021
INC.
Peter Amirault
Greg Engel
Dexter John
Geoffrey Machum
Ken Manget
Sherry Porter
Stephen Smith
Marni Wieshofer
						2 Appointment of KPMG LLP as Auditor of the Corporation for the ensuing year and	Issuer				For	For
authorizing the Directors to fix their remuneration.

	2/6/2021 CBDMD, INC.	YCBD	12482	W101	3/12/2021	1 DIRECTOR	Issuer		Yes		For All	For All	2/19/2021
Martin A. Sumichrast
R. Scott Coffman
Bakari Sellers
William F. Raines, III
Peter J. Ghiloni
Scott G. Stephen
Sim Farar
						2 The ratification of the appointment of Cherry Bekaert LLP as the Company's	Issuer		Yes		For	For
independent registered public firm.
						3 The approval of the 2021 Equity Compensation Plan.	Issuer		Yes		For	For
						4 Non-binding vote on executive compensation.	Issuer		Yes		For	For

	3/19/2021 APHRIA INC.	APHA	03765	K104	4/14/2021	1 To consider and, if thought advisable, to pass a special resolution, the full text of	Issuer		Yes		For	For	3/22/2021
which is set forth in Appendix "C" to the accompanying joint proxy statement/management information circular (the "Circular"), approving an arrangement pursuant to Section 182 of the Business Corporations Act (Ontario)
involving, among other things, the acquisition by Tilray, Inc. of all of the outstanding shares of Aphria Inc., all as more particularly described in the Circular.

	3/19/2021 TILRAY INC.	TLRY	88688	T100	4/16/2021	1 Approval of the Tilray Charter Amendment Proposal. To approve an amendment to	Issuer		Yes		For	For	3/22/2021
the Tilray Second Amended and Restated Certificate of Incorporation to increase the authorized capital stock of Tilray from 743,333,333 shares to 900,000,000 shares of capital stock, consisting of 890,000,000 shares of Class 2 common stock and 10,000,000 shares of preferred stock.

						2 Approval of the Tilray Share Issuance Proposal. To approve the issuance of Tilray	Issuer		Yes		For	For
Class 2 common stock to Aphria shareholders pursuant to the arrangement agreement dated December 15, 2020, as amended on February 19, 2021, between
Aphria Inc. and Tilray, Inc. (the "Arrangement Agreement").

						3 Approval of the Tilray Advisory Compensation Proposal. To approve, on an	Issuer		Yes		For	For
advisory (non-binding) basis, the compensation that may be paid to Tilray's named executive officers that is based on or otherwise relates to the transactions contemplated by the Arrangement Agreement.

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2020 to June 30, 2021

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
						4 Approval of the Tilray Adjournment Proposal. To approve the adjournment of the	Issuer		Yes		For	For
Tilray special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Tilray special meeting to approve the Tilray Charter Amendment Proposal and the Tilray
Share Issuance Proposal.

	4/7/2021 GIBRALTAR INDUSTRIES,	ROCK	374689107		5/5/2021	1a Election of Director: Mark G. Barberio	Issuer		Yes		For	For	4/12/2021
INC.
						1b Election of Director: William T. Bosway	Issuer		Yes		For	For
						1c Election of Director: Craig A. Hindman	Issuer		Yes		For	For
						1d Election of Director: Gwendolyn G. Mizell	Issuer		Yes		For	For
						1e Election of Director: William P. Montague	Issuer		Yes		For	For
						1f Election of Director: Linda K. Myers	Issuer		Yes		For	For
						1g Election of Director: James B. Nish	Issuer		Yes		For	For
						1h Election of Director: Atlee Valentine Pope	Issuer		Yes		For	For
						1i Election of Director: Manish H. Shah	Issuer		Yes		For	For
						2 Approval of an Amendment to the Company's Certificate of Incorporation of	Issuer		Yes		For	For
Gibraltar Industries, Inc. to increase the number of authorized shares of common stock from 50,000,000 to 100,000,000, and to correspondingly increase the total authorized shares of stock from 60,000,000 to 110,000,000.
						3 Advisory approval on the Company's executive compensation (Say- On-Pay).	Issuer		Yes		For	For

						4 Ratification of Ernst & Young LLP as our Independent Registered Public	Issuer		Yes		For	For
Accounting Firm.

	4/8/2021 GILEAD SCIENCES, INC.	GILD	375558103		5/12/2021	1a Election of Director to serve for the next year: Jacqueline K. Barton, Ph.D.	Issuer		Yes		For	For	4/12/2021
						1b Election of Director to serve for the next year: Jeffrey A. Bluestone, Ph.D.	Issuer		Yes		For	For
						1c Election of Director to serve for the next year: Sandra J. Horning, M.D.	Issuer		Yes		For	For
						1d Election of Director to serve for the next year: Kelly A. Kramer	Issuer		Yes		For	For
						1e Election of Director to serve for the next year: Kevin E. Lofton	Issuer		Yes		For	For
						1f Election of Director to serve for the next year: Harish Manwani	Issuer		Yes		For	For
						1g Election of Director to serve for the next year: Daniel P. O'Day	Issuer		Yes		For	For
						1h Election of Director to serve for the next year: Javier J. Rodriguez	Issuer		Yes		For	For
						1i Election of Director to serve for the next year: Anthony Welters	Issuer		Yes		For	For
						2 To ratify the selection of Ernst & Young LLP by the Audit Committee of the Board	Issuer		Yes		For	For
of Directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2021.
						3 To approve, on an advisory basis, the compensation of our Named Executive	Issuer		Yes		For	For
Officers as presented in the Proxy Statement.
						4 To vote on a stockholder proposal, if properly presented at the meeting, requesting	Issuer		Yes		Against	For
that the Board adopt a policy that the Chairperson of the Board of Directors be an independent director.

	4/30/2021 INNOVATIVE INDUSTRIAL	IIPR	45781	V101	6/4/2021	1 Vote Board of Directors:	Issuer		Yes		For All	For All	4/30/2021
PROPERTIES, INC.
Election of Director: Alan Gold
Election of Director: Gary Kreitzer
Election of Director: Mary Curran
Election of Director: Scott Shoemaker
Election of Director: Paul Smithers
Election of Director: David Stecher
						2 Ratification of the appointment of BDO USA, LLP as the Company's independent	Issuer		Yes		For	For
registered public accounting firm for the year ending December 31, 2021.

						3 Approval on a non-binding advisory basis of the compensation of the Company's	Issuer		Yes		For	For
named executive officers.

	5/6/2021 GROWGENERATION CORP.	GRWG	39986	L109	6/24/2021	1 Vote Board of Directors:	Issuer		Yes		For All	For All	5/7/2021
Election of Director: Michael Salaman
Election of Director: Darren Lampert
Election of Director: Stephen Aiello
Election of Director: Sean Stiefel
Election of Director: Paul Ciasullo

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2020 to June 30, 2021

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
						2 To approve and ratify the appointment of Plante & Moran, PLLC as the Company's	Issuer		Yes		For	For
independent registered public accounting firm to audit the Company's financial statements as of December 31, 2021 and for the fiscal years then ending.

	5/20/2021 POWER REIT	PW	73933	H101	5/26/2021	1 Vote Board of Directors:	Issuer		Yes		For All	For All	5/21/2021
Election of Director: David H. Lesser
Election of Director: Virgil E. Wenger
Election of Director: Patrick R. Haynes, III
Election of Director: William S. Susman
Election of Director: Paula J. Poskon
						2 Ratification of appointment of MaloneBailey LLP as the Trust's independent	Issuer		Yes		For	For
registered public accounting firm.
						3 To approve, on an advisory basis, the compensation of our named executive	Issuer		Yes		For	For
officers, as disclosed in the proxy statement.
						4 To recommend, on an advisory basis, a three-year frequency for holding an advisory Issuer			Yes		3 Years	For
vote on executive compensation.

	5/15/2021 VILLAGE FARMS	VFF	92707	Y108	6/10/2021	1 Election of Directors :	Issuer		Yes		For	For	5/21/2021
INTERNATIONAL, INC.
Election of Director: Michael A. DeGiglio
Election of Director: John P. Henry
Election of Director: David Holewinski
Election of Director: John R. McLernon
Election of Director: Stephen C. Ruffini
Election of Director: Christopher C. Woodward
						2 Appointment of PricewaterhouseCoopers LLP as Auditors of the Company for the	Issuer		Yes		For	For
ensuing year and authorizing the Directors to fix their remuneration.
						3 An ordinary resolution, in the form attached as Appendix B to the Proxy Statement,	Issuer		Yes		For	For
to approve unallocated awards under the Company's Amended and Restated Equity
Plan, and the Company's ability to continue granting awards under the Amended and Restated Equity Plan until June 10, 2024.
						4 An ordinary resolution, in the form attached as Appendix C to the Proxy Statement,	Issuer		Yes		For	For
to approve certain amendments to the Company's Amended and Restated Equity
Plan.

	6/17/2021 SUNDIAL GROWERS INC.	SNDL	86730	L109	7/7/2021	1 To set the number of directors to be elected at the Meeting at five (5).	Issuer		Yes		For	For	6/18/2021
						2 Election of Directors :	Issuer		Yes		For All	For All
Election of Director: Bryan Pinney
Election of Director: Lori Ell
Election of Director: Greg Mills
Election of Director: Gregory Turnbull
Election of Director: Zach George
						3 To appoint KPMG LLP as auditors of the Corporation for the ensuing year at such	Issuer		Yes		For	For
remuneration as may be fixed by the board of directors of the Corporation.